Leases - Right-of-use assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Leases
Right-of-use assets, beginning		$ 54,747	$ 52,684
Additions		7,871	7,982
Additions from business combinations		1,540	1,765
Disposals		(1,371)	(2,304)
Remeasurements		3,964	3,833
Depreciation		(8,960)	(8,629)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(797)	(584)
Right-of-use assets, ending	$ 2,778	56,994	54,747
Land and buildings
Leases
Right-of-use assets, beginning		52,764	51,926
Additions		7,485	6,478
Additions from business combinations		1,440	1,414
Disposals		(1,337)	(2,190)
Remeasurements		3,776	3,749
Depreciation		(8,363)	(8,138)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(821)	(475)
Right-of-use assets, ending		54,944	52,764
Other PPE
Leases
Right-of-use assets, beginning		1,983	758
Additions		386	1,504
Additions from business combinations		100	351
Disposals		(34)	(114)
Remeasurements		188	84
Depreciation		(597)	(491)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		24	(109)
Right-of-use assets, ending		$ 2,050	1,983
Specialty's Caf & Bakery, Inc
Leases
Disposals			$ 690